8. Notes Payable (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
Balance as of December 31, 2015
Principal Balance	$ 71,500
Loan Discount	(11,248)
Accrued Interest
Total	60,252
Issued in Period
Principal Balance	150,000
Loan Discount	(10,935)
Accrued Interest
Total	139,065
Amortization Of Debt Discount
Principal Balance
Loan Discount	10,075
Accrued Interest
Total	10,075
Converted into shares of common shares
Principal Balance	(71,500)
Loan Discount	1,173
Accrued Interest
Total	(70,327)
Balance as of June 30, 2016
Principal Balance	150,000
Loan Discount	(10,935)
Accrued Interest
Total	$ 139,065